Compensation and benefits - Additional Information (Detail) - Employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Average number of employees	95	93	109
China [member]
Statements [Line Items]
Contribution to pension plan percent	21.00%
United Kingdom [member] | Maximum [Member]
Statements [Line Items]
Contribution to pension plan percent	6.00%